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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07562

              Morgan Stanley New York Quality Municipal Securities
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY NEW YORK QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS - January 31, 2007 (unaudited)

  PRINCIPAL
   AMOUNT                                                                                     MATURITY
IN THOUSANDS                                                                    COUPON RATE     DATE                     VALUE
------------                                                                    -----------   --------              --------------
               NEW YORK TAX-EXEMPT MUNICIPAL BONDS (139.2%)
               General Obligation (4.2%)
$      1,500   New York City, 2005 Ser G                                            5.00%     12/01/23              $    1,583,415
       1,000   Puerto Rico, Public Improvement Refg Ser 1999                        5.25      07/01/16                   1,082,960
------------                                                                                                        --------------
       2,500                                                                                                             2,666,375
------------                                                                                                        --------------
               Educational Facilities Revenue (1.4%)
               New York State Dormitory Authority,
         405      Fordham University Ser 2002 (FGIC)                                5.00      07/01/21                     426,854
         405      Fordham University Ser 2002 (FGIC)                                5.00      07/01/22                     423,731
------------                                                                                                        --------------
         810                                                                                                               850,585
------------                                                                                                        --------------
               Electric Revenue (9.6%)
               Long Island Power Authority,
       1,000      Ser 2003 B                                                        5.25      06/01/14                   1,081,820
       1,705      Ser 2004 A (Ambac)                                                5.00      09/01/34                   1,786,874
       1,000      Ser 2006 B                                                        5.00      12/01/35                   1,049,760
               Puerto Rico Electric Power Authority,
       1,000      Power Ser DD (FSA)                                                4.50      07/01/19                   1,018,670
       1,000      Ser NN                                                           5.125      07/01/29                   1,044,940
------------                                                                                                        --------------
       5,705                                                                                                             5,982,064
------------                                                                                                        --------------
               Hospital Revenue (24.5%)
       2,000   New York City Health & Hospitals Corporation, 2003 Ser B
                  (Ambac)+                                                          5.25      02/15/21                   2,126,300
               New York State Dormitory Authority,
       2,500      Catholic Health Long Island - St Francis Hospital Ser 2004        5.10      07/01/34                   2,570,575
       3,000      Hospital - FHA Insured Mtge 2004 Ser A (FSA)                      5.25      08/15/19                   3,227,580
       4,000      Memorial Sloan-Kettering Cancer Center 2003 Ser I                 5.00      07/01/34                   4,153,160
       2,000      Montefiore Hospital - FHA Insured Mtge Ser 2004 (FGIC)            5.00      08/01/29                   2,102,900
       1,000      Winthrop South Nassau University Health Ser 2003 B                5.50      07/01/23                   1,056,870
------------                                                                                                        --------------
      14,500                                                                                                            15,237,385
------------                                                                                                        --------------
               Industrial Development/Pollution Control Revenue (15.8%)
       1,000   Nassau County Tobacco Settlement Corporation, Ser 2006               0.00#     06/01/26                     909,320
               New York City Industrial Development Agency,
       2,000      IAC/Interactive Corp Ser 2005                                     5.00      09/01/35                   2,073,500
       2,000      Terminal One Group Association Ser 2005 (AMT)                     5.50      01/01/24                   2,148,520
       1,000   New York Counties Tobacco Trust IV, Ser 2005 A                       5.00      06/01/45                   1,010,460
       1,500   New York State Energy & Research Development Authority,
                  Brooklyn Union Gas Co 1991 Ser D (AMT) (MBIA)                    8.072@@    04/01/20                   1,640,625
       1,000   TSASC Inc, Tobacco Settlement Ser 2006-1                            5.125      06/01/42                   1,020,760
       1,000   Westchester Tobacco Asset Securitization Corporation, Ser 2005      5.125      06/01/45                   1,018,940
------------                                                                                                        --------------
       9,500                                                                                                             9,822,125
------------                                                                                                        --------------
               Mortgage Revenue - Multi-Family (3.6%)
       2,180   New York State Housing Finance Agency, 1996 Ser A Refg (FSA)         6.10      11/01/15                   2,227,284
------------                                                                                                        --------------
               Nursing & Health Related Facilities Revenue (1.7%)
       1,000   New York State Dormitory Authority, Department of Health
                  Ser 2004                                                          5.00      07/01/23                   1,045,630
------------                                                                                                        --------------

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
               Public Facilities Revenue (16.2%)
       1,000   Montgomery County Industrial Development Agency, Hamilton
                  Fulton Montgomery BOCES Ser 2004 A (XLCA)                         5.00      07/01/34                   1,045,310
       1,000   New York City Cultural Resource Trust, Wildlife Conservation
                  Society Ser 2004 (FGIC)                                           5.00      02/01/34                   1,046,420
               New York State Dormitory Authority,
       1,795      New York School Districts 2003 Ser A                              5.25      07/01/20                   1,926,394
       1,000      New York School Districts 2002 Ser D (MBIA)                       5.00      10/01/30                   1,044,010
       4,000   Hudson Yards Infrastructure Corporation,  2007 Ser A (MBIA) ++       4.50      02/15/47                   3,955,260
       1,000   Niagara Falls City School District, Ser 2005 COPs (FSA)              5.00      06/15/28                   1,049,810
------------                                                                                                        --------------
       9,795                                                                                                            10,067,204
------------                                                                                                        --------------
               Recreational Facilities Revenue (5.1%)
               New York City Industrial Development Agency,
       1,500      Queens Baseball Stadium Ser 2006 (Ambac)                          5.00      01/01/46                   1,576,695
       1,500      Yankee Stadium Ser 2006 (FGIC)                                    5.00      03/01/46                   1,574,490
------------                                                                                                        --------------
       3,000                                                                                                             3,151,185
------------                                                                                                        --------------
               Retirement & Life Care Facilities Revenue (1.6%)
       1,000   Suffolk County Industrial Development Agency, Jefferson's
------------      Ferry Ser 2006                                                    5.00      11/01/28                   1,017,300
                                                                                                                    --------------
               Transportation Facilities Revenue (17.0%)
               Metropolitan Transportation Authority,
       2,000      Dedicated Tax Fund Refg Ser 2002 A (FSA)                          5.25      11/15/24                   2,135,380
       3,000      Transportation Ser 2003 A (FSA)                                   5.00      11/15/25                   3,158,400
       2,500   New York State Thruway Authority, Personal Income Tax
                  Transportation Ser 2003 A (MBIA)                                  5.00      03/15/21                   2,647,675
               Triborough Bridge & Tunnel Authority,
       1,500      Ser 2003 A (Ambac)                                                5.00      11/15/28                   1,576,485
       1,000      Refg Sub Ser 2002 E                                               5.00      11/15/32                   1,044,850
------------                                                                                                        --------------
      10,000                                                                                                            10,562,790
------------                                                                                                        --------------
               Water & Sewer Revenue (18.6%)
               Nassau County Sewer & Storm Water Finance Authority,
         500      2004 Ser B (MBIA)                                                 5.00      10/01/22                     527,135
         500      2004 Ser B (MBIA)                                                 5.00      10/01/23                     526,460
               New York City Municipal Water Finance Authority,
       2,000      2003 Ser A                                                       5.375      06/15/18                   2,146,160
       5,000      2005 Ser B (Ambac)                                                5.00      06/15/28                   5,270,650
       1,940   New York State Environmental Facilities Corporation, Clean
                  Water Ser 2003 B                                                  5.00      12/15/22                   2,032,868
       1,000   Niagara Falls Public Water Authority, Ser 2005 (XLCA)                5.00      07/15/26                   1,050,970
------------                                                                                                        --------------
      10,940                                                                                                            11,554,243
------------                                                                                                        --------------
               Other Revenue (19.9%)
       2,000   Battery Park City Authority, Ser 2003A                               5.00      11/01/24                   2,105,080
               New York City Transitional Finance Authority,
       1,000      2004 Ser C (MBIA)                                                 5.00      02/01/21                   1,055,220
       1,000      Refg 2003 Ser D (MBIA)                                            5.25      02/01/21                   1,071,880
       2,000      Refg 2003 Ser A                                                  5.50#      11/01/26                   2,139,640
       2,000   New York Local Government Assistance Corporation, Ser 1993 C         5.50      04/01/17                   2,237,300
       1,500   Sales Tax Asset Receivable Corporation, 2005 Ser A (Ambac)           5.00      10/15/29                   1,583,775
       1,000   Tobacco Settlement Financing Corporation, State Contingency
                  Ser 2003 B-1C                                                     5.50      06/01/21                   1,081,100

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
       1,000   Puerto Rico Government Development Bank, Ser 2006 B                  5.00      12/01/16                   1,065,260
------------                                                                                                        --------------
      11,500                                                                                                            12,339,255
------------                                                                                                        --------------
      82,430   TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS (Cost $83,937,689)                                             86,523,425
------------                                                                                                        --------------
               NEW YORK SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.8%)
       1,245   Jay Street Development Corporation, Fiscal 2001 Ser A-2
                  (Demand 02/01/07)                                                 3.65*     05/01/20                   1,245,000
         500   New York, Subser 1993 E3 (Demand 02/01/07)                           3.67*     08/01/23                     500,000
------------                                                                                                        --------------
       1,745   TOTAL SHORT-TERM TAX EXEMPT MUNICIPAL OBLIGATIONS
                  (Cost $1,745,000)                                                                                      1,745,000
------------                                                                                                        --------------
      84,175   TOTAL INVESTMENTS (Cost $85,682,689)                                                                     88,268,425
------------                                                                                                        --------------
      (3,000)  FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-4.8%)
               Notes with interest rate of 3.61% at January 31, 2007
                  and contractual maturities of collateral of 02/15/47
                  +++ (c) (Cost $(3,000,000))                                                                           (3,000,000)
------------                                                                                                        --------------
$     81,175   TOTAL NET INVESTMENTS (Cost $82,682,689) (a)(b)                     137.2%                               85,268,425
============
               OTHER ASSETS IN EXCESS OF LIABILITIES                                 1.4                                   888,524

               PREFERRED SHARES OF BENEFICIAL INTEREST                             (38.6)                              (24,000,000)
                                                                                  ------                            --------------
               NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                        100.0%                           $   62,156,949
                                                                                  ======                            ==============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

FHA   Federal Housing Authority.

@@ Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,640,625 which represents 2.6% of net assets.

+ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $16,250.

++    Underlying security related to inverse floaters entered into by the Trust.

+++ Floating rate note obligation related to securities held. The interest rates shown reflect the rates in effect at January 31, 2007.

*     Current coupon of variable rate demand obligation.

# Security is a "Step up" bond where the coupon increases on a predetermined future date.

(a) Securities have been designated as collateral in an amount equal to $2,703,672 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes is $82,682,654. The aggregate gross unrealized appreciation is $2,673,482 and the aggregate gross unrealized depreciation is $87,711, resulting in net unrealized appreciation of $2,585,771.

(c) Floating Rate Note Obligations Related to Securities Held - The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At January 31, 2007, Trust investments with a value of $3,955,260 are held by the Dealer Trust and serve as collateral for the $3,000,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at January 31, 2007 are presented in the "Portfolio of Investments".

Bond Insurance:
---------------
Ambac Ambac Assurance Corporation.

FGIC  Financial Guaranty Insurance Company.

FSA   Financial Security Assurance Inc.

MBIA  Municipal Bond Investors Assurance Corporation.

XLCA  XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2007:

                   DESCRIPTION
 NUMBER             DELIVERY     UNDERLYING
   OF      LONG/    MONTH AND    FACE AMOUNT    UNREALIZED
CONTRACTS  SHORT      YEAR        AT VALUE     APPRECIATION
---------  -----  -------------  -----------   ------------
    25     Short  U.S. Treasury  $(2,668,750)     $51,103
                  Notes 10 Year                   =======
                   March 2007

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-Q is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to November 30, 2006, the Trust's fiscal quarter end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Trust's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust's shares or the Trust's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Trust's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


                                        2

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Quality Municipal Securities


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 22, 2007


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